Quarterly Holdings Report
for
Fidelity Advisor® Value Leaders Fund
July 31, 2023
AVLF-NPRT3-0923
1.804852.119
Common Stocks - 94.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.5%
Entertainment - 5.3%
Activision Blizzard, Inc.	19,973	1,852,695
Media - 5.2%
Comcast Corp. Class A	40,933	1,852,628
TOTAL COMMUNICATION SERVICES		3,705,323
CONSUMER DISCRETIONARY - 2.9%
Diversified Consumer Services - 2.9%
H&R Block, Inc.	30,206	1,015,224
CONSUMER STAPLES - 6.4%
Consumer Staples Distribution & Retail - 0.8%
Dollar General Corp.	1,646	277,944
Food Products - 3.6%
Mondelez International, Inc.	10,670	790,967
Tyson Foods, Inc. Class A	8,888	495,239
		1,286,206
Household Products - 1.8%
Reckitt Benckiser Group PLC	8,266	619,224
Personal Care Products - 0.2%
Kenvue, Inc. (a)	2,300	54,464
TOTAL CONSUMER STAPLES		2,237,838
ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
ConocoPhillips Co.	9,382	1,104,449
Exxon Mobil Corp.	14,691	1,575,463
Ovintiv, Inc.	7,647	352,450
Parex Resources, Inc.	49,900	1,105,357
		4,137,719
FINANCIALS - 22.5%
Banks - 13.1%
Bank of America Corp.	39,114	1,251,648
JPMorgan Chase & Co.	10,041	1,586,076
PNC Financial Services Group, Inc.	4,401	602,453
U.S. Bancorp	14,451	573,416
Wells Fargo & Co.	13,217	610,097
		4,623,690
Financial Services - 5.9%
Berkshire Hathaway, Inc. Class B (b)	5,887	2,071,988
Insurance - 3.5%
Chubb Ltd.	3,413	697,651
The Travelers Companies, Inc.	3,149	543,549
		1,241,200
TOTAL FINANCIALS		7,936,878
HEALTH CARE - 19.5%
Health Care Providers & Services - 14.7%
Centene Corp. (b)	19,943	1,357,919
Cigna Group	5,701	1,682,365
Elevance Health, Inc.	1,577	743,761
Humana, Inc.	1,237	565,099
UnitedHealth Group, Inc.	1,672	846,651
		5,195,795
Pharmaceuticals - 4.8%
AstraZeneca PLC sponsored ADR	8,629	618,699
Roche Holding AG (participation certificate)	1,367	423,840
Sanofi SA sponsored ADR	12,338	658,479
		1,701,018
TOTAL HEALTH CARE		6,896,813
INDUSTRIALS - 5.5%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	1,364	606,980
Electrical Equipment - 2.0%
Regal Rexnord Corp.	4,466	697,500
Industrial Conglomerates - 1.8%
Siemens AG	3,731	635,920
TOTAL INDUSTRIALS		1,940,400
INFORMATION TECHNOLOGY - 3.0%
IT Services - 1.6%
Amdocs Ltd.	5,885	551,071
Software - 1.4%
Gen Digital, Inc.	26,413	513,733
TOTAL INFORMATION TECHNOLOGY		1,064,804
MATERIALS - 2.1%
Chemicals - 1.6%
DuPont de Nemours, Inc.	7,166	556,297
Metals & Mining - 0.5%
Lundin Mining Corp.	21,698	194,001
TOTAL MATERIALS		750,298
UTILITIES - 10.2%
Electric Utilities - 8.1%
Constellation Energy Corp.	5,974	577,387
NextEra Energy, Inc.	4,207	308,373
PG&E Corp. (b)	74,899	1,318,971
Southern Co.	9,283	671,532
		2,876,263
Independent Power and Renewable Electricity Producers - 2.1%
The AES Corp.	34,037	736,220
TOTAL UTILITIES		3,612,483
TOTAL COMMON STOCKS (Cost $26,000,633)		33,297,780

Nonconvertible Preferred Stocks - 3.3%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.3%
Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd. (Cost $1,038,571)	25,678	1,153,553

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	664,342	664,475
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	54,995	55,000
TOTAL MONEY MARKET FUNDS (Cost $719,475)		719,475

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $27,758,679)	35,170,808
NET OTHER ASSETS (LIABILITIES) - 0.4%	130,279
NET ASSETS - 100.0%	35,301,087

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	1,657,491	11,231,001	12,224,017	40,096	-	-	664,475	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	-	57,624	2,624	71	-	-	55,000	0.0%
Total	1,657,491	11,288,625	12,226,641	40,167	-	-	719,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.